Goodwill and Intangible Assets, Net (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment charge related to goodwill				$ 4.9	$ 4.9
Impairment charge	$ 0.9	$ 0.7		6.7
Trade names balance					17.6	$ 19.8		$ 16.4
Impairment charge			$ 3.5		6.7	6.5
Impairment expense					1.6	$ 0.2	$ 0.5
Impairment reporting	$ 0.9	$ 0.7	$ 0.7	$ 0.9	$ 1.6